Supplemental Financial Statement Data (Schedule of Statement of Earnings) (Details) - USD ($) $ in Millions		3 Months Ended					12 Months Ended
		Aug. 03, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Oct. 28, 2012	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Foreign Currency Transaction Gain (Loss), before Tax	[1]						$ 0	$ 6	$ 3
Amortization of Intangible Assets							17	18	14
Impairment of Intangible Assets (Excluding Goodwill)	[2]						6	0	0
Business Combination, Acquisition Related Costs						$ 10	0	0	10
Other Nonoperating Income (Expense)							1	(2)	2
Other General Expense							24	22	29
Advertising Expense	[3]						385	411	419
Interest Costs Incurred							111	124	138
Interest Costs Capitalized							(3)	(2)	(3)
Interest Expense							108	122	$ 135
Derivative, Gain (Loss) on Derivative, Net		$ 0	$ 0	$ 0	$ (6)
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)							$ 6
Corporate, Non-Segment [Member] | Foreign Exchange Contract [Member]
Derivative, Gain (Loss) on Derivative, Net								$ (9)

[1]	2014 included a loss of $9 on foreign exchange forward contracts used to hedge the proceeds from the sale of the European simple meals business.
[2]	In 2015, we recognized a $6 impairment charge related to minor trademarks. See also Note 6.
[3]	Included in Marketing and selling expenses.